SUPPLEMENT TO THE PROSPECTUSES

                                       OF

                  EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS
                   EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS
                     EVERGREEN NATIONAL MUNICIPAL BOND FUNDS
                 EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
                    EVERGREEN GLOBAL AND INTERNATIONAL FUNDS
                            EVERGREEN BALANCED FUNDS
                        EVERGREEN DOMESTIC EQUITY FUNDS I
                       EVERGREEN DOMESTIC EQUITY FUNDS II
                          EVERGREEN TAX STRATEGIC FUNDS

I. Evergreen Florida Municipal Bond Fund, Evergreen Cash Management Money Market Fund, Evergreen Select Balanced Fund, Evergreen Small Cap Value Fund, Evergreen Value Fund, Evergreen Tax Strategic Equity Fund, Evergreen Select Small Cap Growth Fund, Evergreen Offit National Municipal Bond Fund, Evergreen Offit Mortgage Securities Fund,
         Evergreen Offit U.S. Government Securities Fund, Evergreen Offit Emerging Markets Bond Fund, Evergreen Offit High Yield Fund

         On February 11, 2003, the Boards of Trustees of the Evergreen Funds approved a proposal to reorganize each of the Target Funds into the Survivor Fund listed next to it in the table below. If the shareholders of each Target Fund approve the proposal, all of the assets of each Target Fund will be transferred to its corresponding Survivor Fund and shareholders of each Target
Fund will receive shares of the corresponding Survivor Fund in exchange for their shares. Shareholders of record of the Target Funds as of February 28, 2003, are scheduled to vote on the proposal at a special meeting of shareholders to be held on May 30, 2003. If approved, the reorganizations are proposed to take place on or about either June 13, 2003 or July 11, 2003, as indicated below. Shareholders of each Target Fund will be mailed information detailing the proposal on or about April 11, 2003.

 ------- --------------------------------------------- ---------------------------------------------------- -----------------
 #       Target Fund                                   Surviving Fund                                       Reorganization
                                                                                                            Date
 ------- --------------------------------------------- ---------------------------------------------------- -----------------
 ------- --------------------------------------------- ---------------------------------------------------- -----------------
 1.      Evergreen Florida Municipal Bond Fund         Evergreen Florida High Income Municipal Bond Fund    June 13, 2003
 ------- --------------------------------------------- ---------------------------------------------------- -----------------
 ------- --------------------------------------------- ---------------------------------------------------- -----------------
 2.      Evergreen Cash Management Money Market Fund   Evergreen Prime Cash Management Money Market Fund    June 13, 2003
 ------- --------------------------------------------- ---------------------------------------------------- -----------------
 ------- --------------------------------------------- ---------------------------------------------------- -----------------
 3.      Evergreen Select Balanced Fund                Evergreen Balanced Fund                              June 13, 2003
 ------- --------------------------------------------- ---------------------------------------------------- -----------------
 ------- --------------------------------------------- ---------------------------------------------------- -----------------
 4.      Evergreen Small Cap Value Fund                Evergreen Special Values Fund                        June 13, 2003
 ------- --------------------------------------------- ---------------------------------------------------- -----------------
 ------- --------------------------------------------- ---------------------------------------------------- -----------------
 5.      Evergreen Value Fund                          Evergreen Equity Income Fund                         June 13, 2003
 ------- --------------------------------------------- ---------------------------------------------------- -----------------
 ------- --------------------------------------------- ---------------------------------------------------- -----------------
 6.      Evergreen Tax Strategic Equity Fund           Evergreen Core Equity Fund                           June 13, 2003
 ------- --------------------------------------------- ---------------------------------------------------- -----------------
 ------- --------------------------------------------- ---------------------------------------------------- -----------------
 7.      Evergreen Select Small Cap Growth Fund        Evergreen Growth Fund                                June 13, 2003
 ------- --------------------------------------------- ---------------------------------------------------- -----------------
 ------- --------------------------------------------- ---------------------------------------------------- -----------------
 8.      Evergreen Offit Mortgage Securities Fund                                                           July 11, 2003
         --------------------------------------------- Evergreen U.S. Government Securities Fund
         Evergreen Offit U.S. Government Securities
         Fund
 ------- --------------------------------------------- ---------------------------------------------------- -----------------
 ------- --------------------------------------------- ---------------------------------------------------- -----------------
 9.      Evergreen Offit Emerging Markets Bond Fund    Evergreen Strategic Income Fund                      July 11, 2003
 ------- --------------------------------------------- ---------------------------------------------------- -----------------
 ------- --------------------------------------------- ---------------------------------------------------- -----------------
 10.     Evergreen Offit High Yield Fund               Evergreen Select High Yield Bond Fund                July 11, 2003
 ------- --------------------------------------------- ---------------------------------------------------- -----------------
 ------- --------------------------------------------- ---------------------------------------------------- -----------------
 11.     Evergreen Offit National Municipal Bond Fund  Evergreen Intermediate Municipal Bond Fund           July 11, 2003
 ------- --------------------------------------------- ---------------------------------------------------- -----------------


February 25, 2003                                          565535 (2/03)